Notes and Capital Lease Payable (Tables)	12 Months Ended
Dec. 31, 2013
Notes and Capital Lease Payable [Abstract]
Capital lease payable
	December 31,
	2013	2012
Capital lease payable to De Lage Landon secured by forklift, 10.0% interest, due on October 1, 2018, monthly payment of $451.50	$20,000	$—
Capital lease payable to Dell Computers secured by computer equipment, 15.09% interest, due on December 15, 2016, monthly payment of $592.13.	17,000	—
Total capital leases	37,000	—
Less: current portion	(8,000)	—
Long-term portion of capital leases	$29,000	$—

Capital lease meturies
Year Ending December 31	Amount
2014	$13,000
2015	13,000
2016	12,000
2017	5,000
2018	4,000
Net minimum lease payments	47,000
Less: Amount representing interest	(10,000)
Present value of net minimum lease payments	37,000
Less: Current maturities of capital lease obligations	(8,000)
Long-term capital lease obligations	$29,000